JPMorgan Developed International Value Fund Average Annual Total Returns - L Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI EAFE VALUE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	42.25%	13.36%	8.69%
Class L
Prospectus [Line Items]
Average Annual Return, Percent	48.49%	16.53%	9.29%
Class L | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	47.46%	15.36%	8.36%
Class L | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	29.40%	13.03%	7.37%